Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities:
Net earnings	$ 192,600,000	$ 439,100,000	$ 278,800,000
Items not involving cash:
Depreciation and amortization	353,900,000	254,300,000	245,800,000
Impairment	117,900,000	0	0
Change in right-of-use asset	120,140,000	111,810,000	0
Non-cash interest expense and accretion	40,500,000	38,400,000	20,200,000
Deferred gain on sale-leasebacks	0	0	(23,600,000)
Unrealized change in derivative instruments	12,900,000	(20,000,000.0)	(57,400,000)
Amortization of acquired revenue contracts	16,900,000	13,800,000	8,100,000
Other	6,100,000	1,500,000	(500,000)
Change in other operating assets and liabilities (note 20(b))	(166,700,000)	(55,900,000)	53,700,000
Cash from operating activities	694,200,000	783,000,000.0	525,100,000
Investing activities:
Expenditures for property, plant and equipment	(783,500,000)	(332,500,000)	(319,200,000)
Short-term investments	0	2,500,000	(2,400,000)
Prepayment on vessel purchase	(82,200,000)	(13,000,000.0)	0
Payment on settlement of interest swap agreements	(21,800,000)	(126,800,000)	(41,300,000)
Cash and restricted cash acquired from APR Energy acquisition	50,600,000	0	0
Acquisition of GCI	0	0	(333,600,000)
Cash acquired from GCI acquisition	0	0	70,100,000
Loss on cash repatriation	(18,700,000)	0	0
Receipt from contingent consideration asset	11,100,000	0	0
Other assets	(15,400,000)	(5,800,000)	(1,000,000.0)
Cash used in investing activities	(859,900,000)	(475,600,000)	(627,400,000)
Financing activities:
Repayments of long-term debt and other financing arrangements	(1,122,200,000)	(1,961,900,000)	(535,300,000)
Issuance of long-term debt and other financing arrangements	1,383,500,000	1,227,300,000	372,600,000
Issuance of Exchangeable Notes	201,300,000	0	0
Purchase of capped call	(15,500,000)	0	0
Preferred shares issued, net of issuance costs	0	0	144,400,000
Notes and warrants issued	100,000,000.0	250,000,000.0	250,000,000.0
Proceeds from exercise of warrants	0	250,000,000.0	250,000,000.0
Redemption of preferred shares	0	(47,700,000)	(143,400,000)
Financing fees	(49,100,000)	(27,000,000.0)	(16,100,000)
Dividends on common shares	(120,000,000.0)	(101,800,000)	(49,900,000)
Dividends on preferred shares	(67,100,000)	(70,400,000)	(65,800,000)
Cash from (used in) financing activities	310,900,000	(481,500,000)	206,500,000
Increase (decrease) in cash and cash equivalents	145,200,000	(174,100,000)	104,200,000
Cash and cash equivalents and restricted cash, beginning of year	197,300,000	371,400,000	267,200,000
Cash and cash equivalents and restricted cash, end of year	$ 342,500,000	$ 197,300,000	$ 371,400,000